February 4, 2015 Unsecured Promissory Notes - During the period (Details)	12 Months Ended
Sep. 30, 2016 USD ($)
February 4, 2015 Unsecured Promissory Notes - During the period Details
Amortization expense recognized	$ 12,065
Aggregate outstanding balance under these notes	68,940
Accrued interest on the note	46,603
Unamortized discounts on the notes payable	$ 1,769